Property and equipment - Future Minimum Annual Payments under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Capital Leases Future Minimum Payments Due [Abstract]
2015	$ 5,375
2016	5,375
2017	5,375
2018	5,375
2019	5,769
2020 and thereafter	88,908
Total minimum lease payments	116,177
Less: imputed interest on capital lease	52,043
Present value of minimum lease payments	$ 64,134